Document and Entity Information	6 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	LEAFBUYER TECHNOLOGIES, INC.
Entity Central Index Key	0001643721
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017